IMPAIRMENT OF ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of impairment loss and reversal of impairment loss [abstract]
Disclosure of changes in CGU impairment provision [text block]
All impairment provision charges are presented in the consolidated statement of profit or loss under other expenses by function, whose movements are shown below:

	12-31-2023	12-31-2022
Changes in CGUs impairment provision	ThU.S.$	ThU.S.$
Opening balance	324,350	190,042
Impairment loss recognized in profit or loss	80,146	141,137
Reversal of impairment loss recognized in profit or loss	(7,899)	(9,164)
Increase (decrease) in foreign exchange	4,930	2,335
Closing balance	401,527	324,350

Disclosure of Provisions for Impairment of property, plant and equipment [Text Block]
Changes in provisions for impairment of property, plant and equipment and spare parts due to technical obsolescence or loss to forest due to fires, are shown below:

	12-31-2023	12-31-2022
Changes in impairment provision from impaired assets	ThU.S.$	ThU.S.$
Opening balance	33,324	27,037
Impairment loss recognized in profit or loss	8,600	13,823
Reverse of impairment recognized loss in profit or loss	(10,197)	(7,691)
Increase (decrease) in foreign exchange	206	155
Closing balance	31,933	33,324

Disclosure of reconciliation of changes in goodwill [text block]
At the date of these consolidated financial statements, the balance of goodwill is ThU.S.$ 55,891 (ThU.S.$ 54,800 on December 31, 2022), as shown below:

	12-31-2023	12-31-2022
Goodwill	ThU.S.$	ThU.S.$
Arauco Canada Ltd. (Flakeboard Company Ltd)	40,726	40,676
Arauco do Brasil S.A. (Pien mill)	14,433	13,392
Arauco North America, Inc. (Prime-Line, Inc.)	732	732
Closing balance	55,891	54,800

	12-31-2023	12-31-2022
Goodwill movement	ThU.S.$	ThU.S.$
Opening balance at January 1	54,800	57,697
Increase (decrease) impairment	-	(3,895)
Increase (decrease) in foreign exchange	1,091	998
Closing balance	55,891	54,800